Loans to Customers, net - Allowance for loan losses (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)	Dec. 31, 2015 CLP ($)
Allowances for loan losses
Balance as of beginning of period		$ (24,843,655)	$ (24,022,983)
Balance as of end of period	$ (40,550,009)	(24,955,692)	(24,843,655)	$ (24,022,983)
Commercial loans
Allowances for loan losses
Balance as of beginning of period		(14,226,761)	(14,101,661)
Balance as of end of period		(13,739,589)	(14,226,761)	(14,101,661)
Residential mortgage loans
Allowances for loan losses
Balance as of beginning of period		(6,892,019)	(6,374,981)
Balance as of end of period		(7,445,221)	(6,892,019)	(6,374,981)
Consumer loans
Allowances for loan losses
Balance as of beginning of period		(3,724,875)	(3,546,341)
Balance as of end of period		(3,770,882)	(3,724,875)	(3,546,341)
Accumulated Amortization and Impairment
Allowances for loan losses
Balance as of beginning of period		554,769	550,443
Balance as of end of period		495,821	554,769	550,443
Accumulated Amortization and Impairment | Total provision
Allowances for loan losses
Balance as of beginning of period		554,769	550,443	490,558
Charge-offs		(318,790)	(277,057)	(256,556)
Sales or transfer of credits		(11,595)	(24,925)	(2,690)
Loan portfolio acquisition				12,329
Allowances (released) established, net		271,437	306,308	306,802
Balance as of end of period		495,821	554,769	550,443
Accumulated Amortization and Impairment | Individual Provision
Allowances for loan losses
Balance as of beginning of period		164,662	212,424
Balance as of end of period		110,722	164,662	212,424
Accumulated Amortization and Impairment | Group Provision
Allowances for loan losses
Balance as of beginning of period		390,107	338,019
Balance as of end of period		385,099	390,107	338,019
Accumulated Amortization and Impairment | Commercial loans
Allowances for loan losses
Balance as of beginning of period		272,274	319,504
Balance as of end of period		221,229	272,274	319,504
Accumulated Amortization and Impairment | Commercial loans | Individual Provision
Allowances for loan losses
Balance as of beginning of period		164,662	212,424	162,067
Charge-offs		(13,774)	(14,913)	(13,228)
Sales or transfer of credits		(11,595)	(24,925)	(2,690)
Loan portfolio acquisition				12,329
Allowances (released) established, net		(28,571)	(7,924)	53,946
Balance as of end of period		110,722	164,662	212,424
Accumulated Amortization and Impairment | Commercial loans | Group Provision
Allowances for loan losses
Balance as of beginning of period		107,612	107,080	111,746
Charge-offs		(44,942)	(44,930)	(44,760)
Allowances (released) established, net		47,837	45,462	40,094
Balance as of end of period		110,507	107,612	107,080
Accumulated Amortization and Impairment | Residential mortgage loans
Allowances for loan losses
Balance as of beginning of period		32,747	30,005
Balance as of end of period		32,015	32,747	30,005
Accumulated Amortization and Impairment | Residential mortgage loans | Group Provision
Allowances for loan losses
Balance as of beginning of period		32,747	30,005	24,021
Charge-offs		(5,093)	(4,190)	(2,553)
Allowances (released) established, net		4,361	6,932	8,537
Balance as of end of period		32,015	32,747	30,005
Accumulated Amortization and Impairment | Consumer loans
Allowances for loan losses
Balance as of beginning of period		249,748	200,934
Balance as of end of period		242,577	249,748	200,934
Accumulated Amortization and Impairment | Consumer loans | Group Provision
Allowances for loan losses
Balance as of beginning of period		249,748	200,934	192,724
Charge-offs		(254,981)	(213,024)	(196,015)
Allowances (released) established, net		247,810	261,838	204,225
Balance as of end of period		$ 242,577	$ 249,748	$ 200,934